Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

Telephone and Data Systems, Inc.
Tax-Deferred Savings Plan

Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Plan 003 EIN 36-2669023
December 31, 2025
(Dollars in thousands)

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost	Current Value
	Common/Collective Trusts
	Vanguard	Retirement Savings Trust II	**	$95,793
	Vanguard	Target Retirement Income and Growth Trust I	**	3,348
	Vanguard	Target Retirement Income Trust I	**	11,368
	Vanguard	Target 2020 Retirement Trust I	**	11,862
	Vanguard	Target 2025 Retirement Trust I	**	33,623
	Vanguard	Target 2030 Retirement Trust I	**	64,635
	Vanguard	Target 2035 Retirement Trust I	**	83,615
	Vanguard	Target 2040 Retirement Trust I	**	75,220
	Vanguard	Target 2045 Retirement Trust I	**	88,822
	Vanguard	Target 2050 Retirement Trust I	**	80,277
	Vanguard	Target 2055 Retirement Trust I	**	47,991
	Vanguard	Target 2060 Retirement Trust I	**	24,422
	Vanguard	Target 2065 Retirement Trust I	**	8,404
	Vanguard	Target 2070 Retirement Trust I	**	2,616
	Vanguard	Institutional 500 Index Trust	**	226,315
	Vanguard	Institutional Total International Stock Market Index Trust	**	150,039
*	BlackRock	Intermediate Government/Credit Bond Index Fund F	**	94,536
	Total Common/Collective Trusts			1,102,886

	Common Stock of Plan Sponsor and Subsidiary
*	Telephone and Data Systems, Inc.	Common Stock Fund	**	13,762
*	Array Digital Infrastructure, Inc.	Common Stock Fund	**	10,586
	Total Common Stock of Plan Sponsor and Subsidiary			24,348

	Mutual Funds
	Vanguard	Small Cap Value Index Fund	**	68,628
	Vanguard	Value Index Fund	**	96,337
	Vanguard	Small Cap Growth Index Fund	**	59,080
	Vanguard	Growth Index Fund	**	227,787
*	Northern Institutional Funds	U.S. Government Select Portfolio	**	110
	Total Mutual Funds			451,942

*	Participant Loans	Interest rates range from 4.25% to 9.50%, maturing through December 2030		8,139
				$1,587,315
* Represents a party-in-interest, as defined by ERISA.
** The cost of participant-directed investments is not required to be disclosed.